Condensed Consolidated Statements of Operations (parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Affiliate purchased gas, NGLs, condensate and crude	$ 657.4	$ 538.9
Affiliate general and administrative expense	41.9	15.3
Affiliated Entity [Member]
Affiliate purchased gas, NGLs, condensate and crude	7.9	325.8
Operating expenses - affiliates		5.9
Affiliate general and administrative expense		$ 8.3